Changes in Accounting Policies Required by the Initial Application of IFRS 9, IFRS 15 and IFRS 16 - Contract Costs (Details) - Costs to obtain contract with customers - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract Costs
Beginning balance	$ 3,691,237	$ 3,370,659
Additions	2,498,338	1,770,479
Amortization	(1,648,018)	(1,449,901)
Ending balance	4,541,557	3,691,237
Current Contract Costs	1,598,447	1,379,400
Total Non-current Contract Costs	2,943,110	2,311,837
Cable
Contract Costs
Beginning balance	1,436,758	1,133,727
Additions	1,163,038	753,473
Amortization	(572,105)	(450,442)
Ending balance	2,027,691	1,436,758
Current Contract Costs	640,656	477,167
Total Non-current Contract Costs	1,387,035	959,591
Sky
Contract Costs
Beginning balance	2,254,479	2,236,932
Additions	1,335,300	1,017,006
Amortization	(1,075,913)	(999,459)
Ending balance	2,513,866	2,254,479
Current Contract Costs	957,792	902,233
Total Non-current Contract Costs	$ 1,556,074	$ 1,352,246